Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,561,124	$(407,824)	$1,153,300	$1,627,878	$(396,247)	$1,231,631
40'	150,371	(55,091)	95,280	167,011	(58,852)	108,159
40' high cube	2,516,972	(629,730)	1,887,242	2,510,937	(592,374)	1,918,563
45' high cube	28,251	(12,105)	16,146	28,670	(11,488)	17,182
Refrigerated containers:
20'	20,356	(7,898)	12,458	20,484	(7,258)	13,226
20' high cube	4,915	(3,134)	1,781	5,139	(3,090)	2,049
40' high cube	1,103,865	(367,815)	736,050	1,052,707	(338,068)	714,639
Open top and flat rack containers:
20' folding flat	17,410	(4,815)	12,595	17,617	(4,538)	13,079
40' folding flat	50,336	(17,821)	32,515	51,152	(17,278)	33,874
20' open top	12,811	(1,666)	11,145	13,259	(1,625)	11,634
40' open top	22,872	(4,572)	18,300	23,313	(4,351)	18,962
Tank containers	87,063	(9,538)	77,525	81,151	(7,998)	73,153
Total containers	$5,576,346	$(1,522,009)	$4,054,337	$5,599,318	$(1,443,167)	$4,156,151

Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable	Company’s lease rental income from its owned fleet for the three and six months ended June 30, 2020 and 2019 and more than 10% of the Company’s gross accounts receivable from its owned fleet as of June 30, 2020 and December 31, 2019:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Lease Rental Income - owned fleet	2020	2019	2020	2019
Customer A	17.5%	15.6%	17.2%	14.6%
Customer B	13.2%	12.9%	13.2%	13.3%

Schedule of Concentration Risk of Total Fleet Lease Rental Income	Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three and six months ended June 30, 2020 and 2019, as well, there is no other single lessee that accounted for more than 10% of the Company’s gross accounts receivable from its total fleet as of June 30, 2020 and December 31, 2019:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Lease Rental Income - total fleet	2020	2019	2020	2019
Customer A	16.9%	15.0%	16.7%	14.1%
Customer B	13.6%	13.0%	14.0%	13.4%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Share amounts in thousands	2020	2019	2020	2019
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$15,989	$314	$11,610	$17,364
Denominator:
Weighted average common shares outstanding - basic	53,715	57,500	55,084	57,488
Dilutive share options and restricted share units	61	76	64	90
Weighted average common shares outstanding - diluted	53,776	57,576	55,148	57,578
Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.30	$0.01	$0.21	$0.30
Diluted	$0.30	$0.01	$0.21	$0.30

Share options and restricted share units excluded from the computation of diluted EPS because they were anti-dilutive	1,992	2,016	2,025	1,812

Fair Value of Derivative Instruments Reflected on Gross Basis	The fair value of the derivative instruments is reflected on a gross basis on the condensed consolidated balance sheets as of June 30, 2020 and December 31, 2019:
	June 30, 2020	December 31, 2019
Assets
Interest rate swaps - not designated as hedges	$—	$135
Total	$—	$135
Liabilities
Interest rate swaps - designated as hedges	$12,840	$117
Interest rate swaps - not designated as hedges	27,121	13,661
Total	$39,961	$13,778

Accounts Receivable
Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- owned fleet	June 30, 2020	December 31, 2019
Customer A	18.9%	17.1%
Customer B	12.6%	11.2%

Schedule of Concentration Risk of Total Fleet Lease Rental Income
Gross Accounts Receivable- total fleet	June 30, 2020	December 31, 2019
Customer A	21.8%	16.6%
Customer B	10.6%	12.0%